Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12. Commitments and Contingencies

Litigation

From time to time, the Company’s customers and others file voluntary petitions for reorganization under United States bankruptcy laws. In such cases, certain pre-petition payments received by the Company from these parties could be considered preference items and subject to return. In addition, the Company may be party to certain litigation arising in the ordinary course of business. Management believes that the final resolution of these preference items and litigation will not have a material effect on the Company’s combined results of operations, financial position or cash flows.

Note 10. Commitments and Contingencies

As of December 31, 2016, the Company had commitments of approximately $4.5 million for the purchase of property, plant and equipment related to incomplete projects. In addition, as of December 31, 2016, the Company had commitments of approximately $34.3 million for outsourced services, professional, maintenance and other services. The Company also has contractual commitments of $1.6 million for severance payments related to employee restructuring activities.

Future minimum rental commitments under operating leases are as follows:

Year Ended December 31	Amount
2017	$28.8
2018	19.9
2019	14.9
2020	10.9
2021	9.6
2022 and thereafter	33.4

$117.5

The Company has operating lease commitments, including those for vacated facilities, totaling $117.5 million extending through various periods to 2026. Future rental commitments for leases have not been reduced by minimum non-cancelable sublease rentals aggregating approximately $34.7 million. The Company remains secondarily liable under these leases in the event that the sub-lessee defaults under the sublease terms. The Company does not believe that material payments will be required as a result of the secondary liability provisions of the primary lease agreements.

Rent expense for facilities in use and equipment was $23.8 million, $22.2 million and $22.5 million for the years ended December 31, 2016, 2015 and 2014, respectively. Rent expense for vacated facilities was recognized as restructuring, impairment and other charges. See Note 4, Restructuring, Impairment and Other Charges, for further details.

Litigation

From time to time, the Company’s customers and others file voluntary petitions for reorganization under United States bankruptcy laws. In such cases, certain pre-petition payments received by the Company from these parties could be considered preference items and subject to return. In addition, the Company may be party to certain litigation arising in the ordinary course of business. Management believes that the final resolution of these preference items and litigation will not have a material effect on the Company’s combined results of operations, financial position or cash flows.